Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales	$ 7,569	$ 7,916	$ 7,752	$ 7,634	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 30,871	$ 29,904	$ 29,611
Operating Income (Loss)									6,666	6,483	6,178
Property, Plant and Equipment - net	8,652				8,378				8,652	8,378
Geographic Area | United States
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									11,151	10,571	10,071
Operating Income (Loss)									2,210	1,938	1,639
Property, Plant and Equipment - net	4,478				4,279				4,478	4,279
Geographic Area | Asia Pacific
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									9,047	9,092	9,108
Operating Income (Loss)									2,386	2,450	2,523
Property, Plant and Equipment - net	1,943				2,029				1,943	2,029
Geographic Area | Europe, Middle East and Africa
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									7,085	6,730	7,076
Operating Income (Loss)									1,168	1,163	1,150
Property, Plant and Equipment - net	1,636				1,499				1,636	1,499
Geographic Area | Latin America and Canada
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									3,611	3,529	3,368
Operating Income (Loss)									908	936	886
Property, Plant and Equipment - net	595				571				595	571
Other Unallocated
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									(23)	(18)	(12)
Operating Income (Loss)									(6)	(4)	(20)
Property, Plant and Equipment - net	$ 0				$ 0				$ 0	$ 0